Condensed Consolidated Interim Statements of Changes in Shareholders' Equity - USD ($)	Ordinary shares [member]	Preference shares [member]	Share options [member]	Share-based payments deferred share unit (DSU) [member]	Restricted share units [member]	Share-based payments performance share unit (PSU) [member]	Warrants [member]	Reserve of share-based payments [member]	Accumulated other comprehensive income [member]	Non-controlling interests [member]	Retained earnings [member]	Total
Balance, December 31, 2024 (See Note 2(e)) at Dec. 31, 2024	$ 153,294,666	$ 3,190,601	$ 16,904,428	$ 8,768,445			$ 728,133	$ 26,401,006	$ (294,045)		$ (163,448,031)	$ 19,144,197
Balance at Dec. 31, 2024	321,257,689	4,500,000
IfrsStatementLineItems [Line Items]
DSUs exercised	$ 6,845,046			(6,845,046)				(6,845,046)
DSUs exercised, shares	4,235,755
Net income (loss) and comprehensive income (loss)									1,142,502	(94,069)	32,741,617	33,790,050
Acquisition of Neuronomics	$ 442,722									1,484,854		1,927,576
Acquisition of Neuronomics, shares	186,034
DSUs cancelled				(655,459)				(655,459)				(655,459)
Warrants exercised	$ 671,132						(130,719)	(130,719)				540,413
Warrants exercised, shares	3,125,000
Options exercised	$ 14,735,950		(7,277,803)					(7,277,803)				7,458,147
Options exercised, shares	9,237,595
Share purchase agreement	$ 3,909,861											3,909,861
Share purchase agreement, shares	1,607,717
NCIB	$ (2,444,880)											(2,444,880)
NCIB, shares	(935,900)
Private placement	$ 46,758,112											46,758,112
Private placement, shares	45,662,101
Share issuance costs			4,884,872	6,528,831				11,413,703				11,413,703
Share issuance costs	(4,123,753)											(4,123,753)
Ending balance, value at Sep. 30, 2025	$ 220,088,856	$ 3,190,601	14,511,497	7,796,771			597,414	22,905,682	848,457	1,390,785	(130,706,414)	117,717,967
Balance at Sep. 30, 2025	384,375,991	4,500,000
Balance, December 31, 2024 (See Note 2(e)) at Dec. 31, 2024	$ 153,294,666	$ 3,190,601	16,904,428	8,768,445			728,133	26,401,006	(294,045)		(163,448,031)	19,144,197
Balance at Dec. 31, 2024	321,257,689	4,500,000
Ending balance, value at Dec. 31, 2025	$ 222,974,359	$ 3,190,601	14,052,954	9,109,269	1,191,943	31,552	586,348	24,972,066	(1,481,289)		(100,101,884)	149,553,853
Balance at Dec. 31, 2025	385,827,975	4,500,000
IfrsStatementLineItems [Line Items]
DSUs exercised	$ 2,699,990			(2,699,990)				(2,699,990)
DSUs exercised, shares	1,708,073
RSU conversion	$ 1,240,356				(1,240,356)			(1,240,356)
RSU conversion, shares	726,139
RSUs cancelled					(106,211)			(106,211)				(106,211)
RSUs paid in cash					(14,507)			(14,507)				(14,507)
Options expired			(2,980,121)					(2,980,121)			2,980,121
Directors’ RSUs granted					140,532			140,532				140,532
Share-based payments			547,494	1,318,638	1,986,347	119,447		3,971,926				3,971,926
Net income (loss) and comprehensive income (loss)									1,436		12,203,325	12,204,761
Ending balance, value at Sep. 30, 2026	$ 226,914,705	$ 3,190,601	$ 11,620,327	$ 7,727,917	$ 1,957,748	$ 150,999	$ 586,348	$ 22,043,339	$ (1,479,853)		$ (84,918,438)	$ 165,750,354
Balance at Sep. 30, 2026	388,262,187	4,500,000